Concentration of Risk and Financial Instruments (Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Gain from derivatives not designated as hedging instruments		$ 608
Loss from derivatives not designated as hedging instruments	(66)
Foreign Exchange Buy Put Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	200
Derivative, Fair Value, Net	7
Foreign Exchange Sell Call Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	200
Derivative, Fair Value, Net